                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mendon Capital Advisors Corp.
                 -------------------------------
   Address:      150 Allens Creek Road
                 -------------------------------
                 Rochester, NY 14618
                 -------------------------------

                 -------------------------------

Form 13F File Number:    028-10662
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Anton Schutz
         -------------------------------
Title:   President
         -------------------------------
Phone:   585-770-1770
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Anton Schutz,                 Rochester, NY 14618  July 28, 2004
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 103
                                        --------------------

Form 13F Information Table Value Total: $331,171
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None.

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                          Mendon Capital Advisers Corp.
                           FORM 13F INFORMATION TABLE

                           Quarter Ended June 30, 2004

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/ PUT/     INVESTMENT    OTHER        VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL     DISCRETION   MANAGERS    SOLE   SHARED  OTHER
------------------------- ---------------- --------- -------- --------- ------------ ------------ ---------- ------- -------- -----
AMBAC FINL JUL 65                com       023139108     1836    25000      put          Sole                  25000
ASB HOLDING COMPANY              com       00210H108     1618   106800       SH          Sole                 106800
ALLIANCE FINL CORP               com       019205103     1630    58200       SH          Sole                  58200
ALLSTATE GROUP JUL 45            com       020002101     2328    50000      put          Sole                  50000
AMERICAN EXPRESS JUL 50          com       025816109     5138   100000      put          Sole                 100000
AMERICAN INTL JUL 65             com       026874107     3564    50000      put          Sole                  50000
AMERICAN INTL JUL 70             com       026874107      713    10000      put          Sole                  10000
AMERITRADE HLDG                  com       03074K100    11407  1005000       SH          Sole                1005000
AMSOUTH BANCORP JUL 25           com       032165108      637    25000      put          Sole                  25000
AON CORP JUL 27.50               com       037389103     2847   100000      put          Sole                 100000
ASTORIA FINL                     com       046265104     8121   222000       SH          Sole                 222000
ATLANTIC LIBERTY FINL            com       048668107      841    46700       SH          Sole                  46700
BANK RHODE ISLAND                com       059690107     6213   176500       SH          Sole                 176500
BANK OF AMERICA                  com       060505104     5617    66382       SH          Sole                  66382
BANK OF NY                       com       064057102     6780   230000       SH          Sole                 230000
BANK UNITED                      com       06652B103     2967   115000       SH          Sole                 115000
BERKSHIRE HILLS BANCORP          com       084680107      352     9500       SH          Sole                   9500
BOSTON PRIVATE                   com       101119105     1737    75000       SH          Sole                  75000
BRIDGE STREET FINL               com       10805U109     3130   229300       SH          Sole                 229300
CAPITAL BK RALEIGH               com       139793103      459    28000       SH          Sole                  28000
CAPITAL ONE FINL                 com       14040h105      137     2000       SH          Sole                   2000
CAPITAL FEDERAL                  com       14057C106     2990   100000       SH          Sole                 100000
CARDINAL FINL CORP               com       14149F109     2770   306100       SH          Sole                 306100
CENTRAL CO OPER BK               com       152418109     4224   126100       SH          Sole                 126100
CHARTER FINL CORP                com       16122M100     6018   177000       SH          Sole                 177000
CIT Group                        com       125581108      191     5000       SH          Sole                   5000

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/ PUT/     INVESTMENT    OTHER        VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL     DISCRETION   MANAGERS    SOLE   SHARED  OTHER
------------------------- ---------------- --------- -------- --------- ------------ ------------ ---------- ------- -------- -----
CITIGROUP                        com       172967101     9928  213500        SH          Sole                 213500
CITIZENS SOUTH BKNG              com       176682102     5493  416800        SH          Sole                 416800
CITY NATIONAL                    com       178566105     2102   32000        SH          Sole                  32000
COLONIAL BANK CORP               com       195493309      545   30000        SH          Sole                  30000
COMERICA                         com       200340107     4775   87000        SH          Sole                  87000
COMMERCE BANCORP JUL 55          com       200519106     1375   25000       put          Sole                  25000
CONNECTICUT BANK & TR            com       207546102     2642  171000        SH          Sole                 171000
CONSECO                          com       208464883     3085  155000        SH          Sole                 155000
DIME COMMUNITY BANCSHS           com       253922108     3653  209000        SH          Sole                 209000
DIME BANCORP WTS                 com       25429Q110        2   20000        SH          Sole                  20000
E TRADE                          com       269246104     4070  365000        SH          Sole                 365000
ESPEED                           com       296643109     3089  175000        SH          Sole                 175000
FIELDSTONE INVT                  com       31659U102     7284  462500        SH          Sole                 462500
FIFTH THIRD BANC                 com       316773100     2689   50000       put          Sole                  50000
FIRST MERIT                      com       337915102      989   37500        SH          Sole                  37500
FLAGSTAR JUL 22.50               com       337930101      497   25000        SH          Sole                  25000
FRIEDMAN BILLINGS RAMSEY         com       358434108     5136  259500        SH          Sole                 259500
GENWORTH FINL SEP 20             com       37247d106     1148   50000       put          Sole                  50000
GREENPOINT FINL                  com       395384100    12307  310000        SH          Sole                 310000
HINGHAM INSTITUTION              com       433323102      851   21000        SH          Sole                  21000
HUDSON CITY BANCORP              com       443683107     8577  256500        SH          Sole                 256500
HUDSON UNITED BANCORP            com       444165104     2237   60000        SH          Sole                  60000
INDEPENDENT BANCORP              com       453836108      434   15000        SH          Sole                 15000
INTERCHANGE FINL SVCS            com       458447109     1567   63000        SH          Sole                  63000
JEFFERSON BANCSHARES             com       472375104     1131   87100        SH          Sole                  87100
JPM JUL 35                       com       46625h100     3877  100000       put          Sole                 100000
LEHMAN BROS HLDG                 com       524908100      376    5000        SH          Sole                   5000
MAF BANCORP                      com       55261R108     5997  140500        SH          Sole                 140500
MBNA CORP                        com       55262L100     3611  140000        SH          Sole                 140000
MASS BANK CORP READING           com       576152102      519   15000        SH          Sole                  15000
MELLON BANK CORP                 com       58551A108     5793  197500        SH          Sole                 197500
MERRILL LYNCH                    com       590188108     4588   85000        SH          Sole                  85000
MILLENIUM BANKSHARES             com       60037b106      917  120000        SH          Sole                 120000
MORGAN STANLEY DW                com       617446448     6069  115000        SH          Sole                 115000
M&T BANKCORP                     com       55261f104     2183   25000       put          Sole                  25000
NY COMM BANCORP                  com       649445103     4171  212500        SH          Sole                 212500
NORTH FORK BANCORP               com       659424105      190    5000        SH          Sole                   5000
NORTHERN TRUST CO                com       665859104      423   10000        SH          Sole                  10000

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/ PUT/     INVESTMENT    OTHER        VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL     DISCRETION   MANAGERS    SOLE   SHARED  OTHER
------------------------- ---------------- --------- -------- --------- ------------ ------------ ---------- ------- -------- -----
NORTHWEST BANCORP                com       667328108     1445   63091        SH          Sole                  63091
Pacific Premier Bancorp          com       69478x105     1065  100000        SH          Sole                 100000
PAYCHEX                          com       704326107     2710   80000        SH          Sole                  80000
PMI GROUP                        com       69344M101     4417  101500        SH          Sole                 101500
PENN FED FINL                    com       708167101      664   20000        SH          Sole                  20000
PEOPLES BK BRIDGE                com       710198102     9012  289300        SH          Sole                 289300
PIPER JAFFRAY COS                com       724078100      565   12500        SH          Sole                  12500
PROVIDENT BANCORP                com       74383109      2143  188000        SH          Sole                 188000
PROVIDENT FINL HOLDINGS          com       743868101     3583  151500        SH          Sole                 151500
PROVIDIAN FINL                   com       74406A102     6932  472500        SH          Sole                 472500
PRUDENTIAL FINL                  com       744320102      232    5000        SH          Sole                   5000
RADIAN GROUP                     com       750236101     6107  127500        SH          Sole                 127500
RED OAK BANK                     com       756856100      222   26249        SH          Sole                  26249
RIGGS BANK                       com       766570105      739   35000        SH          Sole                  35000
SEACOAST FINL SVCS               com       81170Q106     6716  194103        SH          Sole                 194103
SERVICE BANCORP                  com       81756x103      617   23500        SH          Sole                  23500
SOUND FEDERAL BANCORP            com       83607V104     5054  376600        SH          Sole                 376600
SOUTHWEST BANCORP                com       84476r109      538   29500        SH          Sole                  29500
SOVEREIGN BANCORP                com       845905108    12573  568900        SH          Sole                 568900
STERLING BANCORP                 com       859158107     1795   65000        SH          Sole                  65000
STILWELL FINL JUL 15             com       47102x105      412   25000       put          Sole                  25000
SYNERGY FINL                     com       87162v102     6667  659467        SH          Sole                 659467
TEXAS CAPITAL BANC               com       88224Q107      722   43500        SH          Sole                  43500
TEXAS REGIONAL BANC              com       882673106     1148   25000        SH          Sole                  25000
USB HOLDING                      com       902910108     8274  360987        SH          Sole                 360987
US BANCORP                       com       902973304     3445  125000        SH          Sole                 125000
UNION PLANTERS                   com       908068109      447   15000        SH          Sole                  15000
WSFS FINL                        com       929328102      728   15000        SH          Sole                  15000
WACHOVIA JUL 42.50               com       929903102     1780   40000       put          Sole                  40000
WACHOVIA JUL 45                  com       929903102     1113   25000       put          Sole                  25000
WAINWRIGHT                       com       930705108     1602  133430        SH          Sole                 133430
WASHINGTON MUTUAL                com       939322103     1739   45000        SH          Sole                  45000
WAYPOINT FINL                    com       946756103     6740  244300        SH          Sole                 244300
WEBSTER FINL                     com       947890109     7147  152000        SH          Sole                 152000
WELLS FARGO JUL 55               com       949746101     5723  100000       put          Sole                 100000
WEST COAST BANCORP               com       952145100      890   41500        SH          Sole                  41500
WESTFIELD FINL                   com       96008D101     2056  101100        SH          Sole                 101100
WILLOW GROVE BANCORP             com       97111W101     3511  219600        SH          Sole                 219600

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/ PUT/     INVESTMENT    OTHER        VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL     DISCRETION   MANAGERS    SOLE   SHARED  OTHER
------------------------- ---------------- --------- -------- --------- ------------ ------------ ---------- ------- -------- -----
WILSHIRE FINL                    com       971867205     1315   141500       SH           Sole                141500


TOTALS                                                 331171